Deferred Income - Schedule of Deferred Income (Details) - USD ($)	Dec. 31, 2018	Mar. 31, 2018	Mar. 31, 2017
Total deferred income, net	$ 70,268	$ 188,342	$ 65,821
Restatement Adjustment [Member]
Total deferred income, net		188,342
Money Mastery Mentorship Program (MMMP) [Member]
Total deferred income	22,923	80,012	55,389
Money Mastery Mentorship Program (MMMP) [Member] | Restatement Adjustment [Member]
Total deferred income		80,012
Certified Professional Training (CPT) [Member]
Total deferred income	43,521	64,844	9,155
Certified Professional Training (CPT) [Member] | Restatement Adjustment [Member]
Total deferred income		64,844
Wealth Advisor Investors (ADAM KHOO) [Member]
Total deferred income	2,207	41,755	1,277
Wealth Advisor Investors (ADAM KHOO) [Member] | Restatement Adjustment [Member]
Total deferred income		41,755
Multiple Source of Income Virtual Summit 2018 [Member]
Total deferred income
Multiple Source of Income Virtual Summit 2018 [Member] | Restatement Adjustment [Member]
Total deferred income
Building Smart Business [Member]
Total deferred income	374	400
Building Smart Business [Member] | Restatement Adjustment [Member]
Total deferred income		400
Stocktrading Mentorship Program [Member]
Total deferred income	$ 1,243	1,331
Stocktrading Mentorship Program [Member] | Restatement Adjustment [Member]
Total deferred income		$ 1,331